(Loss)/gain on disposals - Cancellation of West Mira (Details) - USD ($) $ in Millions				12 Months Ended
		Oct. 12, 2015	Sep. 14, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Significant Acquisitions and Disposals [Line Items]
Carrying value of newbuild				$ 1,479	$ 2,030
Arbitration period		2 years
(Loss)/gain on disposals	[1]			$ 63	$ (632)	$ (61)
West Mira
Significant Acquisitions and Disposals [Line Items]
Carrying value of newbuild			$ 315
Pre-delivery installments			170
Contingent recovery of pre-delivery installments		$ 170
Pre-delivery installments receivable		$ 170
Redeployed equipment amount			48
(Loss)/gain on disposals			80
Other Noncurrent Assets | West Mira
Significant Acquisitions and Disposals [Line Items]
Accrued interest related to pre-delivery installment receivable			$ 29

[1]	Includes transactions with related parties. Refer to Note 31.